Financial Instruments And Risks - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Transfers into Level 3 of fair value hierarchy, assets	¥ 1,063
Gearing ratio		85.37%	68.53%
Bottom of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets		1.22	0.66
Top of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets		13.25	13.99